UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 29, 2020

Date of reporting period: August 31, 2019

Item 1.	Reports to Stockholders.

August	31, 2019

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

➤ Catholic Values Equity Fund

➤ Catholic Values Fixed Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Equity Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 73.9%

Communication Services — 6.0%
Activision Blizzard Inc	1,536	$78
Alphabet Inc, Cl A *	2,116	2,519
Alphabet Inc, Cl C *	600	713
AT&T Inc	71,309	2,514
CBS Corp, Cl B	1,031	43
Charter Communications Inc, Cl A *	818	335
Comcast Corp, Cl A	14,311	633
Electronic Arts Inc *	1,255	118
Facebook Inc, Cl A *	20,127	3,737
Fox	2,882	95
Interpublic Group of Cos Inc/The	2,450	49
John Wiley & Sons Inc, Cl A	1,163	52
Live Nation Entertainment Inc *	1,776	123
Madison Square Garden Co/The *	191	48
Netflix Inc *	2,437	716
Omnicom Group Inc	21,567	1,640
Pinterest, Cl A *	8,568	295
Spotify Technology *	360	49
Sprint Corp *	8,319	56
Take-Two Interactive Software Inc *	734	97
T-Mobile US Inc *	4,020	314
Tribune Media, Cl A	1,113	52
Verizon Communications Inc	18,942	1,102
Viacom Inc, Cl B	1,657	41
Walt Disney Co/The	6,703	920

		16,339

Consumer Discretionary — 10.3%
Amazon.com Inc *	2,712	4,817
Best Buy Co Inc	1,325	84
Bloomin’ Brands Inc	12,279	222
Booking Holdings Inc *	132	260
Carnival Corp	25,197	1,111
Cheesecake Factory Inc/The	4,938	188
Cooper Tire & Rubber Co	4,116	97
Darden Restaurants Inc	434	53
Dave & Buster’s Entertainment	3,494	150

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delphi Automotive PLC	7,667	$638
Dollar General Corp	16,785	2,620
Dollar Tree Inc *	4,305	437
DR Horton Inc	15,427	763
Dunkin’ Brands Group Inc	777	64
eBay Inc	12,262	494
Ford Motor Co	6,427	59
frontdoor Inc *	1,192	61
Gap Inc/The	2,620	41
Garmin Ltd	814	66
General Motors Co	45,086	1,672
Goodyear Tire & Rubber Co/The	3,742	43
Hasbro Inc	526	58
Hilton Worldwide Holdings Inc	1,519	140
Home Depot Inc/The	6,629	1,511
Hyatt Hotels Corp, Cl A	774	56
Kohl’s Corp	839	40
Las Vegas Sands Corp	958	53
Lear Corp	411	46
Lowe’s Cos Inc	21,948	2,463
Macy’s Inc	1,472	22
Magna International Inc	16,863	845
Marriott International Inc/MD, Cl A	679	86
McDonald’s Corp	4,615	1,006
Modine Manufacturing Co *	56,146	573
Mohawk Industries Inc *	4,755	565
NIKE Inc, Cl B	7,680	649
Nordstrom Inc	1,516	44
Norwegian Cruise Line Holdings Ltd *	7,705	391
O’Reilly Automotive Inc *	141	54
PulteGroup Inc	18,091	611
Ross Stores Inc	20,089	2,130
Royal Caribbean Cruises Ltd	2,466	257
Skechers U.S.A. Inc, Cl A *	6,059	192
Starbucks Corp	5,909	571
Target	585	63
Tesla Inc *	364	82
TJX Cos Inc/The	6,986	384
Ulta Beauty Inc *	235	56
Urban Outfitters Inc *	16,371	383
Vail Resorts Inc	574	136
VF Corp	1,652	135
Williams-Sonoma Inc	1,003	66
Wingstop Inc	967	97
Wyndham Destinations Inc	1,185	53
YETI Holdings Inc *	2,157	61
Yum China Holdings Inc	3,981	181
Yum! Brands Inc	560	65

		28,065

Consumer Staples — 6.2%
Altria Group Inc	30,349	1,327
Andersons Inc/The	3,336	76

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland Co	1,290	$49
Brown-Forman Corp, Cl B	1,103	65
Bunge Ltd	963	51
Campbell Soup Co	3,192	144
Clorox Co/The	1,567	248
Coca-Cola Co/The	17,527	965
Colgate-Palmolive Co	7,862	583
Conagra Brands Inc	45,979	1,304
Constellation Brands Inc, Cl A	832	170
Costco Wholesale Corp	1,758	518
Flowers Foods Inc	2,694	61
Hain Celestial Group Inc/The *	9,694	185
Hershey Co/The	1,957	310
Hormel Foods Corp	1,199	51
Ingredion Inc	7,939	613
JM Smucker Co/The	16,042	1,687
Kellogg Co	3,231	203
Keurig Dr Pepper Inc	2,773	76
Kimberly-Clark Corp	3,984	562
Kraft Heinz Co/The	1,549	40
McCormick & Co Inc/MD	941	153
Molson Coors Brewing Co, Cl B	16,232	834
Mondelez International Inc, Cl A	3,900	215
Monster Beverage Corp *	884	52
PepsiCo Inc	7,764	1,062
Philip Morris International Inc	24,389	1,758
Pilgrim’s Pride Corp *	5,978	186
Simply Good Foods Co/The *	2,945	87
Sprouts Farmers Market Inc *	6,447	116
Sysco Corp	3,544	263
TreeHouse Foods Inc *	838	42
Tyson Foods Inc, Cl A	10,827	1,007
Unilever	24,134	1,498
US Foods Holding Corp *	1,326	54
Walgreens Boots Alliance Inc	3,089	158

		16,773

Energy — 3.1%
Antero Resources *	14,903	47
Apache Corp	1,840	40
Baker Hughes a GE Co, Cl A	1,514	33
Chevron Corp	22,912	2,697
ConocoPhillips	14,292	746
Core Laboratories NV	10,095	400
Devon Energy Corp	1,691	37
EOG Resources Inc	556	41
Exxon Mobil Corp	12,948	887
Gulfport Energy Corp *	52,115	125
Helmerich & Payne Inc	1,311	49
Hess Corp	1,534	97
Kinder Morgan Inc/DE	20,643	418
Marathon Petroleum Corp	850	42
National Oilwell Varco	2,348	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Occidental Petroleum Corp	25,209	$1,096
ONEOK Inc	921	66
Phillips 66	555	55
Schlumberger Ltd	43,086	1,397

		8,321

Financials — 10.3%
Aflac Inc	43,630	2,189
AGNC Investment Corp ‡	2,829	42
Allstate Corp/The	1,314	135
American Equity Investment Life Holding Co	21,170	456
American Express Co	2,157	260
American International Group Inc	1,158	60
Annaly Capital Management Inc ‡	78,453	651
Aon PLC	352	69
AXA Equitable Holdings Inc	12,944	269
Bancorp Inc/The *	5,099	47
Bank of America Corp	67,106	1,846
Bank of New York Mellon Corp/The	7,482	315
BankUnited Inc	11,232	357
BB&T Corp	1,008	48
BlackRock Inc, Cl A	522	221
Capital One Financial Corp	657	57
Cboe Global Markets Inc	535	64
Charles Schwab Corp/The	1,227	47
Chubb Ltd	1,561	244
Citigroup Inc	45,423	2,923
CME Group Inc, Cl A	2,621	570
CNA Financial Corp	4,132	195
CNO Financial Group Inc	23,998	347
Cowen Inc, Cl A *	9,917	155
Cullen/Frost Bankers Inc	907	75
Discover Financial Services	857	69
E*TRADE Financial Corp	6,681	279
Everest Re Group Ltd	4,002	944
First Commonwealth Financial Corp	17,417	215
First Republic Bank/CA	491	44
FNB Corp/PA	24,890	268
Franklin Resources Inc	1,707	45
Great Western Bancorp Inc	12,488	373
Green Dot, Cl A *	5,567	170
Hartford Financial Services Group Inc/The	4,339	253
Intercontinental Exchange Inc	9,530	891
Invesco Ltd	16,527	259
Janus Henderson Group	2,462	47
KeyCorp	3,317	55
Legg Mason Inc	1,747	64
Lincoln National Corp	983	52
Marsh & McLennan Cos Inc	24,009	2,398
MetLife Inc	4,026	178
Moody’s Corp	599	129
Morgan Stanley	12,948	537
Morningstar Inc	695	112

2	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI Inc, Cl A	353	$83
Nasdaq Inc	587	59
National General Holdings Corp	22,522	531
Northern Trust Corp	2,684	236
PNC Financial Services Group Inc/The	1,879	242
Principal Financial Group Inc	1,152	61
Progressive Corp/The	15,046	1,140
Prudential Financial Inc	6,389	512
Regions Financial Corp	6,455	94
S&P Global Inc	5,433	1,414
Santander Consumer USA Holdings Inc	4,402	115
SLM Corp	33,402	282
State Street Corp	33,543	1,721
SunTrust Banks Inc	812	50
Synchrony Financial	2,528	81
T Rowe Price Group Inc	1,349	149
TD Ameritrade Holding Corp	1,020	45
Travelers Cos Inc/The	433	64
Two Harbors Investment Corp ‡	23,228	293
Umpqua Holdings Corp	19,773	311
US Bancorp	2,210	116
Virtu Financial, Cl A	5,771	109
Voya Financial Inc	1,992	98
Wells Fargo & Co	21,587	1,005
Willis Towers Watson PLC	290	57
Zions Bancorp NA	1,209	50

		27,942

Health Care — 13.0%
Abbott Laboratories	45,624	3,893
ABIOMED Inc *	952	184
Acadia Healthcare Co Inc *	1,743	46
Adverum Biotechnologies *	4,891	51
Agios Pharmaceuticals Inc *	1,478	56
Alcon Inc *	12,713	775
Alexion Pharmaceuticals Inc *	2,688	271
Align Technology Inc *	178	33
Alkermes PLC *	5,476	115
Allakos *	1,126	100
Alnylam Pharmaceuticals Inc *	3,782	305
Anthem Inc	1,653	432
ArQule Inc *	15,735	141
Arrowhead Pharmaceuticals *	2,238	76
Axonics Modulation Technologies Inc *	1,700	57
Axsome Therapeutics Inc *	15,884	404
Baxter International Inc	8,300	730
BioMarin Pharmaceutical Inc *	5,008	376
Boston Scientific Corp *	37,666	1,609
Bruker Corp	20,273	875
Cantel Medical Corp	702	65
Cara Therapeutics *	33,665	789
Cardinal Health Inc	3,870	167
Centene Corp *	3,353	156

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cerner Corp	1,889	$130
Chemed Corp	160	69
Cigna Corp	3,223	496
Covetrus Inc *	987	13
CryoPort *	2,719	59
CVS Health Corp	50,541	3,079
DaVita Inc *	1,288	73
DENTSPLY SIRONA Inc	1,719	90
DexCom Inc *	722	124
Edwards Lifesciences Corp *	1,263	280
Elanco Animal Health Inc *	30,701	799
Encompass Health Corp	831	51
Exact Sciences Corp *	856	102
Exelixis Inc *	6,508	129
G1 Therapeutics Inc *	2,625	95
Guardant Health Inc *	588	51
Henry Schein Inc *	2,467	152
Hill-Rom Holdings Inc	1,390	150
Hologic Inc *	1,306	64
Horizon Therapeutics Plc *	44,873	1,240
Humana Inc	1,123	318
ICU Medical Inc *	171	28
IDEXX Laboratories Inc *	489	142
Incyte Corp *	3,204	262
Inovalon Holdings, Cl A *	3,117	53
Inspire Medical Systems Inc *	1,002	70
Insulet Corp *	584	90
Integra LifeSciences Holdings Corp *	1,163	70
Intuitive Surgical Inc *	693	354
Ionis Pharmaceuticals Inc *	1,893	120
Iovance Biotherapeutics *	3,113	65
IQVIA Holdings Inc *	5,587	867
Krystal Biotech *	2,120	95
Laboratory Corp of America Holdings *	513	86
LHC Group Inc *	1,055	125
Magellan Health Inc *	9,212	580
Masimo Corp *	874	134
McKesson Corp	1,393	193
Medicines *	2,622	110
Medpace Holdings Inc *	10,440	845
Mettler-Toledo International Inc *	1,249	820
Mirati Therapeutics Inc *	698	57
Moderna Inc *	6,070	95
Molina Healthcare Inc *	616	80
Natera *	3,160	104
Nektar Therapeutics, Cl A *	41,292	726
NeoGenomics Inc *	35,003	874
Neurocrine Biosciences Inc *	2,134	212
Novocure Ltd *	1,011	92
Penumbra Inc *	579	84
PRA Health Sciences Inc *	8,124	803
Premier Inc, Cl A *	1,272	45

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quest Diagnostics Inc	2,735	$280
R1 RCM *	4,138	48
Ra Pharmaceuticals Inc *	4,519	123
Repligen Corp *	1,901	176
ResMed Inc	2,570	358
Sage Therapeutics Inc *	901	155
Sarepta Therapeutics Inc *	2,359	213
Seattle Genetics Inc *	1,982	144
STERIS PLC	1,076	166
Stryker Corp	2,405	531
Teleflex Inc	473	172
Tivity Health Inc *	26,452	483
Turning Point Therapeutics *	1,549	84
United Therapeutics Corp *	4,865	402
Varian Medical Systems Inc *	2,254	239
Veeva Systems Inc, Cl A *	378	61
Veracyte Inc *	6,405	170
Vertex Pharmaceuticals Inc *	6,233	1,122
Waters Corp *	3,791	803
WellCare Health Plans Inc *	480	130
West Pharmaceutical Services Inc	999	145
Zimmer Biomet Holdings Inc	5,327	742
Zoetis Inc, Cl A	7,639	966

		35,264

Industrials — 6.3%
3M Co	9,791	1,583
ACCO Brands Corp	15,434	143
AGCO Corp	1,432	99
Alaska Air Group Inc	775	46
Allegion PLC	536	52
AMERCO	140	49
American Airlines Group Inc	28,082	739
AMETEK Inc	605	52
AO Smith Corp	943	44
Apogee Enterprises Inc	10,092	373
ASGN Inc *	1,076	67
Astec Industries Inc	2,843	78
Atlas Air Worldwide Holdings Inc *	11,564	299
Casella Waste Systems Inc, Cl A *	1,827	83
Caterpillar Inc	1,301	155
CH Robinson Worldwide Inc	602	51
Cintas Corp	3,662	966
Clean Harbors Inc *	1,128	83
CoStar Group Inc *	109	67
CSX Corp	1,508	101
Cummins Inc	1,667	249
Deere & Co	1,422	220
Delta Air Lines Inc	6,659	385
Dover Corp	1,366	128
Eaton Corp PLC	8,231	664
Emerson Electric Co	1,607	96
Equifax Inc	476	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fastenal Co	1,480	$45
FedEx Corp	1,376	218
Flowserve Corp	1,306	56
Fortive Corp	627	44
Great Lakes Dredge & Dock *	4,914	53
HD Supply Holdings Inc *	1,156	45
HEICO	386	56
Hexcel Corp	889	75
IHS Markit Ltd *	1,072	70
Illinois Tool Works Inc	16,109	2,414
Ingersoll-Rand PLC	3,308	401
JB Hunt Transport Services Inc	536	58
JetBlue Airways Corp *	2,913	50
Johnson Controls International plc	8,766	374
Kansas City Southern	423	53
LB Foster Co, Cl A *	3,821	76
Lennox International Inc	194	49
Lydall Inc *	9,664	194
Macquarie Infrastructure Corp	1,159	44
ManpowerGroup Inc	944	77
Masco Corp	1,719	70
MSC Industrial Direct Co Inc, Cl A	598	40
Nielsen Holdings PLC	2,443	51
Oshkosh Corp	837	59
Owens Corning	2,456	141
PACCAR Inc	771	51
Parker-Hannifin Corp	356	59
Pentair PLC	1,364	49
Regal Beloit Corp	733	52
Republic Services Inc, Cl A	700	62
Resideo Technologies Inc *	2,553	35
REV Group Inc	18,346	236
Rockwell Automation Inc	1,053	161
Rollins Inc	1,349	44
Roper Technologies Inc	173	63
Sensata Technologies Holding PLC *	1,149	52
Snap-on Inc	310	46
Southwest Airlines Co	1,122	59
Spirit AeroSystems Holdings Inc, Cl A	1,276	103
Stanley Black & Decker Inc	4,507	599
Toro Co/The	721	52
TransDigm Group Inc *	626	337
TriNet Group Inc *	836	56
Trinity Industries Inc	4,400	77
Uber Technologies *	1,225	40
United Continental Holdings Inc *	1,139	96
United Parcel Service Inc, Cl B	2,273	270
United Rentals Inc *	402	45
Univar Inc *	2,330	45
Verisk Analytics Inc, Cl A	474	77
Wabtec Corp	720	50
Waste Management Inc	3,911	467

4	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Watsco Inc	331	$54
WESCO International Inc *	1,999	90
Woodward Inc	485	52
WW Grainger Inc	5,535	1,515
Xylem Inc/NY	4,067	312

		17,061

Information Technology — 12.6%
Accenture PLC, Cl A	4,534	899
Adobe Inc *	7,759	2,208
Advanced Micro Devices *	1,592	50
Amdocs	2,854	185
Analog Devices Inc	1,648	181
Appian, Cl A *	839	50
Apple Inc	17,040	3,557
Applied Materials Inc	2,919	140
Atlassian, Cl A *	391	53
Autodesk Inc *	816	117
Automatic Data Processing Inc	4,812	817
Avalara Inc *	4,211	355
Broadcom Inc	1,407	398
Cisco Systems Inc	16,461	771
Cognizant Technology Solutions Corp, Cl A	621	38
Dell Technologies Inc, Cl C *	1,116	58
Digital Turbine *	10,275	78
DXC Technology Co	691	23
Enphase Energy Inc *	1,565	46
Fidelity National Information Services Inc	8,337	1,136
Fiserv Inc *	1,217	130
Global Payments Inc	6,372	1,058
Hewlett Packard Enterprise Co	12,502	173
HP Inc	15,698	287
Intuit Inc	1,427	411
IPG Photonics Corp *	2,086	258
Keysight Technologies Inc *	598	58
KLA	445	66
Lam Research Corp	2,217	467
Lattice Semiconductor Corp *	3,985	78
Mastercard Inc, Cl A	3,611	1,016
Microchip Technology Inc	15,904	1,373
Micron Technology Inc *	10,569	478
Microsoft Corp	50,474	6,958
NCR Corp *	6,852	216
NetApp Inc	980	47
NVIDIA Corp	6,665	1,116
ON Semiconductor Corp *	2,294	41
PayPal Holdings Inc *	10,264	1,119
QUALCOMM Inc	4,917	382
salesforce.com Inc*	14,573	2,274
ServiceNow Inc *	188	49
Skyworks Solutions Inc	606	46
Super Micro Computer Inc *	29,161	551
Symantec Corp	3,404	79

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telaria Inc *	8,457	$84
Teradata Corp *	1,351	42
Texas Instruments Inc	4,800	594
Visa Inc, Cl A	19,314	3,492
VMware Inc, Cl A *	382	54
Workday Inc, Cl A *	251	45
Workiva Inc, Cl A *	1,038	50
Xilinx Inc	598	62

		34,314

Materials — 3.3%
Air Products & Chemicals Inc	3,688	833
AptarGroup Inc	1,090	133
Avery Dennison Corp	1,234	143
B2Gold Corp *	49,054	176
Ball Corp	4,736	381
Berry Global Group Inc *	1,067	42
Cabot Corp	883	35
Century Aluminum Co *	9,125	50
Commercial Metals Co	19,369	304
Corteva	9,598	281
Crown Holdings Inc *	12,110	797
Domtar Corp	1,435	47
Dow Inc	5,823	248
DuPont de Nemours	5,823	396
Eastman Chemical Co	6,389	418
Ecolab Inc	466	96
FMC Corp	1,027	89
Freeport-McMoRan Inc	21,003	193
Huntsman Corp	13,246	264
International Flavors & Fragrances Inc	1,080	119
International Paper Co	1,238	48
Linde PLC	2,849	538
Livent Corp *	9,157	56
LyondellBasell Industries NV, Cl A	607	47
Newmont Goldcorp Corp	28,149	1,123
Nucor Corp	870	43
Owens-Illinois Inc	27,394	279
PPG Industries Inc	510	57
Sherwin-Williams Co/The	1,456	767
Sonoco Products Co	3,500	200
United States Steel Corp	19,964	221
Vulcan Materials Co	3,153	445
Westrock Co	1,448	49

		8,918

Real Estate — 1.5%
American Campus Communities Inc ‡	1,095	51
American Tower Corp ‡	1,117	257
AvalonBay Communities Inc ‡	909	193
Brandywine Realty Trust ‡	3,873	56
CBRE Group Inc, Cl A *‡	1,320	69
Corporate Office Properties Trust ‡	2,505	72

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crown Castle International Corp ‡	8,384	$1,217
CubeSmart ‡	1,472	53
Digital Realty Trust ‡	437	54
Equinix Inc ‡	145	81
Equity Residential ‡	780	66
Essex Property Trust Inc ‡	187	60
Extra Space Storage ‡	438	53
Gaming and Leisure Properties ‡	1,375	54
HCP Inc ‡	1,868	65
Host Hotels & Resorts Inc ‡	7,990	128
Iron Mountain Inc ‡	1,533	49
Jones Lang LaSalle Inc ‡	410	55
Kilroy Realty Corp ‡	811	63
Prologis Inc ‡	7,761	649
Public Storage ‡	457	121
Realty Income Corp ‡	747	55
Simon Property Group Inc ‡	566	84
SL Green Realty ‡	586	47
Ventas Inc ‡	1,890	139
VEREIT Inc ‡	6,295	61
Vornado Realty Trust ‡	765	46
Welltower Inc ‡	1,829	164
Weyerhaeuser Co ‡	5,915	156

		4,218

Utilities — 1.3%
Alliant Energy Corp	1,056	55
Ameren Corp	786	61
American Electric Power Co Inc	675	62
American Water Works Co Inc	950	121
Avangrid Inc	1,034	52
CMS Energy Corp	6,772	427
Consolidated Edison Inc	664	59
Dominion Energy Inc	694	54
DTE Energy Co	4,574	593
Duke Energy Corp	1,264	117
Edison International	839	61
Entergy Corp	595	67
Evergy Inc	923	60
Eversource Energy	3,118	250
Exelon Corp	6,186	292
FirstEnergy Corp	1,272	59
NextEra Energy Inc	1,489	326
NiSource Inc	2,008	59
Pinnacle West Capital Corp	590	56
PPL Corp	1,714	51
Public Service Enterprise Group Inc	1,789	108
Sempra Energy	466	66
Southern Co/The	1,127	66
WEC Energy Group Inc	737	71
Xcel Energy Inc	6,735	433

		3,626

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $167,010) ($ Thousands)		$200,841

FOREIGN COMMON STOCK — 22.4%

Australia — 0.4%
BHP Group Ltd ADR	22,006	1,082
South32 Ltd ADR	7,863	69

		1,151

Austria — 0.7%
Erste Group Bank AG *	28,543	920
Schoeller-Bleckmann Oilfield Equipment AG	7,939	505
voestalpine AG	21,904	505

		1,930

Bermuda — 0.2%
Marvell Technology Group Ltd	20,966	503

Brazil — 0.8%
Banco Bradesco SA ADR *	119,023	951
JBS SA	149,600	1,081

		2,032

Canada — 1.0%
Canadian Natural Resources Ltd	57,388	1,371
Magna International Inc	17,257	866
Rogers Communications Inc, Cl B	9,788	485

		2,722

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	5,090	125

China — 1.2%
Alibaba Group Holding Ltd ADR *	8,215	1,438
Anhui Conch Cement Co Ltd, Cl H	176,500	995
Baidu Inc ADR *	2,280	238
BYD Co Ltd, Cl H	102,000	528

		3,199

Colombia — 0.4%
Bancolombia SA ADR	21,447	1,068

Czech Republic — 0.2%
Komercni banka as	17,516	623

France — 1.1%
Capgemini SE	8,963	1,078
Societe Generale SA	32,468	824
Sodexo SA	9,978	1,133

		3,035

Germany — 1.0%
BASF SE	14,266	946
Continental AG	6,157	744
Vonovia SE ‡	19,808	988

		2,678

6	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Hong Kong — 0.7%
ANTA Sports Products Ltd	60,000	$498
China Life Insurance Co Ltd, Cl H	362,000	847
Sinopharm Group Co Ltd, Cl H	135,200	489

		1,834

India — 0.8%
HDFC Bank Ltd ADR	10,650	1,148
ICICI Bank Ltd ADR	90,404	1,015

		2,163

Ireland — 2.4%
AerCap Holdings NV *	10,948	587
ICON PLC *	20,455	3,154
Jazz Pharmaceuticals PLC *	8,966	1,149
Medtronic PLC	15,468	1,669

		6,559

Israel — 0.4%
Check Point Software Technologies Ltd *	10,180	1,096

Italy — 0.3%
Prysmian SpA	36,774	806

Japan — 1.3%
Denso Corp	35,200	1,478
Hitachi Ltd	29,500	1,009
Toray Industries Inc	146,500	1,046

		3,533

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Cl O	132,600	715

Netherlands — 2.4%
Heineken NV	13,435	1,432
NXP Semiconductors NV	10,411	1,063
RELX PLC	51,732	1,240
Royal Dutch Shell PLC, Cl A	28,974	805
Royal Dutch Shell PLC ADR, Cl A	35,237	1,959

		6,499

Norway — 1.1%
DNB ASA	99,951	1,612

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Equinor ASA ADR	83,157	$1,415

		3,027

Puerto Rico — 0.0%
OFG Bancorp	2,668	55

Singapore — 0.6%
DBS Group Holdings Ltd	84,600	1,496

South Korea — 0.4%
Samsung Electronics Co Ltd	28,171	1,023

Spain — 0.6%
Amadeus IT Group SA, Cl A	23,403	1,746

Switzerland — 0.5%
Credit Suisse Group AG ADR	118,020	1,378

Taiwan — 1.2%
ASE Technology Holding Co Ltd	356,700	811
Hon Hai Precision Industry Co Ltd	376,960	890
Taiwan Semiconductor Manufacturing Co Ltd	194,000	1,600

		3,301

United Kingdom — 2.4%
Barclays PLC	371,460	618
BP PLC ADR	42,703	1,578
Diageo PLC	36,945	1,576
HSBC Holdings PLC	193,316	1,392
ITV PLC	297,246	420
Rio Tinto PLC ADR	19,393	981

		6,565

Total Foreign Common Stock (Cost $58,151) ($ Thousands)		60,862

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
1.970% **†	9,010,128	9,010

Total Cash Equivalent (Cost $9,010) ($ Thousands)		9,010

Total Investments in Securities — 99.6% (Cost $234,171) ($ Thousands)		$270,713

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	14	Sep-2019	$ 1,079	$ 1,046	$ (33)
S&P 500 Index E-MINI	52	Sep-2019	7,634	7,604	(30)

			$ 8,713	$ 8,650	$ (63)

Percentages are based on Net Assets of $271,934 ($ Thousands).	** Rate shown is the 7-day effective yield as of August 31, 2019.
* Non-income producing security.	† Investment in Affiliated Security (see Note 5).
‡ Real Estate Investment Trust.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Equity Fund (Concluded)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P— Standard & Poor’s

As of August 31, 2019, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended August 31, 2019, there were no Level 3 securities.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 2/28/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$5,352	$17,829	$(14,171)	$—	$—	$9,010	9,010,128	$86	$—

The accompanying notes are an integral part of the financial statements.

8	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.3%

Agency Mortgage-Backed Obligations — 30.8%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$611	$700
5.500%, 04/01/2030	228	246
5.000%, 06/01/2041 to 01/01/2049	384	420
4.500%, 06/01/2038 to 07/01/2047	821	883
4.000%, 07/01/2037 to 05/01/2049	2,623	2,756
3.500%, 03/01/2043 to 12/01/2048	908	945
3.000%, 09/01/2036 to 09/01/2049	5,026	5,177
FHLMC CMO, Ser 2012-4057, Cl CS, IO
3.855%, VAR LIBOR USD 1 Month+6.050%, 04/15/2039	21	1
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.003%, 02/15/2038 (A)	56	4
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.867%, 04/15/2041 (A)	271	15
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.994%, 11/15/2038 (A)	289	15
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	148	148
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	80	90
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.795%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	340	362
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
3.445%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	170	170
FHLMC TBA
3.000%, 09/25/2049	300	307
FNMA
5.000%, 10/01/2033 to 02/01/2049	2,996	3,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.500%, 07/01/2033 to 09/01/2057	$2,740	$2,947
4.000%, 04/01/2036 to 06/01/2057	4,364	4,616
3.525%, 02/01/2029	300	336
3.500%, 10/01/2037 to 03/01/2057	6,424	6,700
3.350%, 05/01/2029	10	11
3.260%, 05/01/2029	30	33
3.240%, 05/01/2029	40	44
3.160%, 05/01/2029	20	22
3.000%, 12/01/2037 to 09/01/2049	3,000	3,097
2.810%, 04/01/2025	40	42
2.790%, 08/01/2029	100	106
2.765%, 08/01/2031	100	105
2.450%, 08/01/2031	100	100
FNMA CMO, Ser 2015-55, Cl IO, IO
1.681%, 08/25/2055 (A)	228	13
FNMA CMO, Ser 2015-56, Cl AS, IO
4.005%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	256	58
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.395%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	50	53
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
4.495%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	250	253
FNMA TBA
5.000%, 09/01/2037	200	214
4.500%, 10/15/2033	800	842
3.500%, 09/01/2040	2,100	2,176
3.000%, 09/13/2042 to 09/25/2049	400	409
FNMA, Ser 2019-M1, Cl A2
3.673%, 09/25/2028 (A)	190	212
FNMA, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	40	46
FNMA, Ser 2019-M5, Cl A2
3.273%, 01/25/2029	70	76
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	70	78
GNMA
5.000%, 04/15/2048 to 01/20/2049	655	695
4.500%, 01/15/2042 to 01/20/2049	2,372	2,521
4.000%, 08/15/2045 to 08/20/2048	1,088	1,151
3.500%, 01/20/2047 to 02/20/2048	516	542
3.000%, 09/15/2042 to 04/20/2048	804	830
GNMA CMO, Ser 2007-51, Cl SG, IO
4.408%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	13	2
GNMA CMO, Ser 2012-34, Cl SA, IO
3.878%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	147	29

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-43, Cl SN, IO
4.403%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	$126	$26
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.740%, VAR ICE LIBOR USD 1 Month0.000%, 10/20/2062	97	5
GNMA CMO, Ser 2014-118, Cl HS, IO
4.028%, VAR LIBOR USD 1 Month+6.200%, 08/20/2044	267	54
GNMA TBA
4.500%, 09/15/2039	500	523
3.500%, 09/15/2041	1,600	1,663
3.000%, 09/01/2042	300	309
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	99	102

		46,581

Non-Agency Mortgage-Backed Obligations — 7.5%
BANK, Ser 2017-BNK8, Cl XA, IO
0.881%, 11/15/2050 (A)	1,649	85
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(B)	140	143
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
2.901%, 05/25/2035 (A)(B)	220	174
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
2.415%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (B)	128	126
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
3.645%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (B)	120	122
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (B)	100	103
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	385	400
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (A)	90	98
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
4.845%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/2036 (B)	190	191
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057 (A)	210	224
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(B)	226	229
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (B)	100	107
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	626	630

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(B)	$224	$227
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.305%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	224	219
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	106	93
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	735	744
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (B)	200	212
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	373	380
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	190	187
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	190	187
Impac CMB Trust, Ser 2005-4, Cl 1M1
2.790%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	55	53
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
3.245%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	173	175
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
1.046%, 10/15/2050 (A)	1,465	82
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	176	183
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	440	452
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	162	159
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	209	211
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(B)	83	84
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	260	265
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	130	132

10	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	$440	$448
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(B)	345	349
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.268%, 07/15/2050 (A)	100	108
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	301
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.458%, 12/12/2049 (A)	28	17
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
3.595%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (B)	140	140
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	110	116
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/05/2024 (B)	110	113
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037	124	125
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (B)	75	78
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
3.145%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (B)	100	100
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	224	237
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	279	283
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(B)	150	153
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	161	163
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	630	648
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	603
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (A)	270	290
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	359	373

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	$10	$10

		11,332

Total Mortgage-Backed Securities (Cost $56,739) ($ Thousands)		57,913

CORPORATE OBLIGATIONS — 32.9%

Communication Services — 3.2%
AT&T
5.350%, 09/01/2040	1	1
4.500%, 03/09/2048	130	143
4.350%, 06/15/2045	20	21
3.616%, VAR ICE LIBOR USD 3 Month+1.180%, 06/12/2024	462	469
3.600%, 07/15/2025	135	142
3.400%, 05/15/2025	438	459
CCO Holdings
5.125%, 05/01/2027 (B)	50	53
5.000%, 02/01/2028 (B)	10	10
Charter Communications Operating
6.484%, 10/23/2045	102	126
6.384%, 10/23/2035	390	476
5.750%, 04/01/2048	70	81
5.375%, 04/01/2038	20	23
5.050%, 03/30/2029	20	23
4.200%, 03/15/2028	110	117
3.579%, 07/23/2020	50	50
Comcast
6.400%, 05/15/2038	170	245
4.700%, 10/15/2048	40	50
4.250%, 10/15/2030	60	70
4.150%, 10/15/2028	160	181
3.950%, 10/15/2025	70	77
3.900%, 03/01/2038	40	45
3.375%, 08/15/2025	140	149
3.150%, 03/01/2026	20	21
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	332
Netflix
5.375%, 02/01/2021	10	10
Sprint
7.250%, 09/15/2021	10	11
Sprint Spectrum
4.738%, 03/20/2025 (B)	230	244
Telefonica Emisiones
4.103%, 03/08/2027	150	164
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	175

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
5.500%, 03/16/2047	$6	$8
5.250%, 03/16/2037	20	25
4.862%, 08/21/2046	20	25
4.522%, 09/15/2048	261	314
4.500%, 08/10/2033	170	201
4.329%, 09/21/2028	50	58
3.500%, 11/01/2024	20	21
3.376%, 02/15/2025	19	20
2.625%, 08/15/2026	10	10
Vodafone Group
4.375%, 05/30/2028	110	123

		4,773

Consumer Discretionary — 2.1%
1011778 BC ULC
4.250%, 05/15/2024 (B)	30	31
Amazon.com
4.950%, 12/05/2044	30	40
4.050%, 08/22/2047	30	37
3.875%, 08/22/2037	20	23
3.150%, 08/22/2027	50	54
American Axle & Manufacturing
6.625%, 10/15/2022	8	8
BMW US Capital
1.850%, 09/15/2021 (B)	10	10
Cox Communications
3.350%, 09/15/2026 (B)	231	240
3.250%, 12/15/2022 (B)	385	396
Daimler Finance North America
2.700%, 08/03/2020 (B)	180	181
2.550%, 08/15/2022 (B)	297	298
Ford Motor
4.750%, 01/15/2043	30	27
General Motors
6.250%, 10/02/2043	50	56
5.150%, 04/01/2038	20	21
General Motors Financial
4.150%, 06/19/2023	545	569
3.450%, 04/10/2022	10	10
2.450%, 11/06/2020	20	20
Hanesbrands
4.875%, 05/15/2026 (B)	20	21
Hilton Domestic Operating
5.125%, 05/01/2026	10	11
Hilton Worldwide Finance
4.875%, 04/01/2027	20	21
Las Vegas Sands
3.200%, 08/08/2024	110	112
Lennar
5.000%, 06/15/2027	10	11
4.750%, 11/29/2027	20	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 04/30/2024	$20	$21
McDonald’s MTN
3.800%, 04/01/2028	10	11
3.500%, 03/01/2027	90	97
Myriad International Holdings BV
4.850%, 07/06/2027 (B)	200	226
Sands China
5.125%, 08/08/2025	200	221
Time Warner Cable
7.300%, 07/01/2038	90	116
5.875%, 11/15/2040	30	34
Time Warner Entertainment
8.375%, 07/15/2033	120	168
Toll Brothers Finance
4.375%, 04/15/2023	20	21
VOC Escrow
5.000%, 02/15/2028 (B)	30	31

		3,165

Consumer Staples — 2.8%
Altria Group
6.200%, 02/14/2059	10	13
5.950%, 02/14/2049	20	26
5.800%, 02/14/2039	130	160
4.800%, 02/14/2029	60	68
4.750%, 05/05/2021	50	52
4.400%, 02/14/2026	70	77
3.800%, 02/14/2024	10	10
3.490%, 02/14/2022	20	21
2.850%, 08/09/2022	20	20
Anheuser-Busch
4.900%, 02/01/2046	638	761
3.650%, 02/01/2026	60	64
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	120	125
2.650%, 02/01/2021	15	15
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	50	65
4.750%, 01/23/2029	70	82
4.150%, 01/23/2025	40	44
4.000%, 04/13/2028	20	22
3.500%, 01/12/2024	100	106
2.500%, 07/15/2022	60	61
BAT Capital
4.540%, 08/15/2047	110	110
3.557%, 08/15/2027	140	144
Constellation Brands
4.750%, 11/15/2024	80	89
Cott Holdings
5.500%, 04/01/2025 (B)	20	21
CVS Health
5.125%, 07/20/2045	60	70

12	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 07/20/2025	$18	$19
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	404	505
6.036%, 12/10/2028	223	253
Danone
2.077%, 11/02/2021 (B)	200	199
Diageo Capital
4.828%, 07/15/2020	110	113
Kraft Heinz Foods
5.375%, 02/10/2020	30	30
3.950%, 07/15/2025	70	73
Kroger
4.000%, 02/01/2024	407	437
Lamb Weston Holdings
4.875%, 11/01/2026 (B)	20	21
Mars
3.200%, 04/01/2030 (B)	10	11
2.700%, 04/01/2025 (B)	30	31
PepsiCo
4.600%, 07/17/2045	40	52
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	51
2.500%, 11/02/2022	50	50
1.875%, 11/01/2019	70	70
Reynolds American
5.850%, 08/15/2045	20	23
3.250%, 06/12/2020	11	11
Spectrum Brands
6.625%, 11/15/2022	10	10
Walgreens Boots Alliance
3.450%, 06/01/2026	40	41
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	30	30

		4,266

Energy — 4.7%
Anadarko Finance
7.500%, 05/01/2031	60	80
Anadarko Petroleum
6.200%, 03/15/2040	75	92
5.550%, 03/15/2026	60	68
5.021%, 10/10/2036 (C)	1,000	497
4.850%, 03/15/2021	16	16
Antero Resources
5.375%, 11/01/2021	10	10
Apache
4.375%, 10/15/2028	90	93
4.250%, 01/15/2044	150	136
Blue Racer Midstream
6.125%, 11/15/2022 (B)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets
3.535%, 11/04/2024	$10	$11
3.506%, 03/17/2025	100	106
BP Capital Markets America
3.588%, 04/14/2027	10	11
3.216%, 11/28/2023	200	208
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	10	11
Chesapeake Energy
8.000%, 06/15/2027	10	7
6.125%, 02/15/2021	10	10
Chevron
2.954%, 05/16/2026	30	32
Cimarex Energy
3.900%, 05/15/2027	50	51
Concho Resources
4.300%, 08/15/2028	325	354
3.750%, 10/01/2027	10	10
Continental Resources
4.500%, 04/15/2023	70	72
4.375%, 01/15/2028	20	21
3.800%, 06/01/2024	10	10
Devon Energy
5.850%, 12/15/2025	30	36
5.600%, 07/15/2041	50	61
5.000%, 06/15/2045	50	59
Diamondback Energy
5.375%, 05/31/2025	10	11
Ecopetrol
5.875%, 05/28/2045	100	118
Energy Transfer Operating
6.250%, 04/15/2049	10	12
5.500%, 06/01/2027	121	139
5.250%, 04/15/2029	20	23
4.950%, 06/15/2028	10	11
4.500%, 04/15/2024	50	54
Enterprise Products Operating
4.150%, 10/16/2028	290	322
4.050%, 02/15/2022	123	129
EOG Resources
4.150%, 01/15/2026	20	22
ExxonMobil
4.114%, 03/01/2046	70	85
3.043%, 03/01/2026	40	42
Halliburton
5.000%, 11/15/2045	40	45
3.800%, 11/15/2025	50	53
Kerr-McGee
7.875%, 09/15/2031	10	14
6.950%, 07/01/2024	10	12
Kinder Morgan
5.300%, 12/01/2034	20	23

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 03/01/2028	$20	$22
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	43
3.500%, 03/01/2021	20	21
3.500%, 09/01/2023	30	31
MPLX
5.500%, 02/15/2049	30	34
4.875%, 06/01/2025	110	122
4.800%, 02/15/2029	60	67
4.700%, 04/15/2048	60	62
4.500%, 04/15/2038	10	10
Noble Energy
5.250%, 11/15/2043	10	11
4.950%, 08/15/2047	10	11
4.150%, 12/15/2021	50	52
3.850%, 01/15/2028	30	31
Oasis Petroleum
6.875%, 03/15/2022	10	10
6.875%, 01/15/2023	9	8
Occidental Petroleum
4.625%, 06/15/2045	20	21
4.400%, 04/15/2046	10	10
4.100%, 02/15/2047	70	70
3.400%, 04/15/2026	20	21
3.125%, 02/15/2022	19	19
3.000%, 02/15/2027	20	20
2.900%, 08/15/2024	30	30
2.700%, 08/15/2022	30	30
2.600%, 08/13/2021	20	20
Pertamina Persero
6.000%, 05/03/2042 (B)	200	250
Petrobras Global Finance BV
7.375%, 01/17/2027	210	249
6.850%, 06/05/2115	50	56
5.750%, 02/01/2029	50	54
5.299%, 01/27/2025	155	168
Petroleos Mexicanos
6.625%, 06/15/2035	100	97
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	21
Phillips 66 Partners
3.605%, 02/15/2025	300	313
3.550%, 10/01/2026	232	242
Range Resources
5.875%, 07/01/2022	10	9
4.875%, 05/15/2025	30	25
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	32
3.900%, 05/17/2028 (B)	471	501
Shell International Finance BV
4.375%, 05/11/2045	50	61
4.000%, 05/10/2046	50	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 05/10/2026	$80	$84
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	217
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	391
Targa Resources Partners
6.875%, 01/15/2029 (B)	10	11
6.500%, 07/15/2027 (B)	10	11
5.875%, 04/15/2026	10	10
4.250%, 11/15/2023	10	10
Whiting Petroleum
5.750%, 03/15/2021	10	9
Williams
7.875%, 09/01/2021	30	33
7.750%, 06/15/2031	140	190
7.500%, 01/15/2031	10	13
3.700%, 01/15/2023	20	21
Williams Partners
5.250%, 03/15/2020	20	20
WPX Energy
8.250%, 08/01/2023	30	33

		7,163

Financials — 10.3%
Ally Financial
8.000%, 11/01/2031	50	70
Ambac Assurance
5.100%, 06/07/2020 (B)	—	1
Ambac LSNI
7.319%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (B)	1	1
American Express
3.400%, 02/27/2023	412	430
2.650%, 12/02/2022	140	143
American Express Credit MTN
2.375%, 05/26/2020	40	40
American International Group
3.750%, 07/10/2025	40	43
Banco Santander
4.379%, 04/12/2028	200	220
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	10	12
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	44
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	430
Bank of America MTN
5.000%, 01/21/2044	70	91
4.450%, 03/03/2026	10	11
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	258	315

14	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 01/22/2025	$300	$320
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	50	55
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	171
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	73
3.500%, 04/19/2026	224	240
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	200	208
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	219
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	163
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (B)	200	217
4.400%, 08/14/2028 (B)	200	223
Brighthouse Financial
4.700%, 06/22/2047	50	45
Chubb INA Holdings
2.300%, 11/03/2020	10	10
CIT Group
5.250%, 03/07/2025	20	22
4.750%, 02/16/2024	20	22
Citigroup
8.125%, 07/15/2039	110	184
4.650%, 07/23/2048	10	13
4.450%, 09/29/2027	270	297
4.125%, 07/25/2028	90	98
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	60	66
3.700%, 01/12/2026	170	183
3.400%, 05/01/2026	510	539
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (B)	20	23
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	269
3.875%, 09/26/2023 (B)	392	418
3.125%, 04/26/2021	250	255
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%, 03/23/2168 (B)	260	303
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (B)	250	261
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	250	277
Danske Bank
5.000%, 01/12/2022 (B)	200	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	$200	$217
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	600	671
4.250%, 03/14/2024	200	211
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	213
Intesa Sanpaolo
3.125%, 07/14/2022 (B)	200	201
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	205
KKR Group Finance II
5.500%, 02/01/2043 (B)	208	258
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	256
Liberty Mutual Group
4.569%, 02/01/2029 (B)	49	56
4.250%, 06/15/2023 (B)	15	16
Lloyds Banking Group
4.375%, 03/22/2028	200	218
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (B)	374	396
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	344
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	126
Morgan Stanley MTN
3.875%, 04/29/2024	346	371
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	170	184
Navient MTN
8.000%, 03/25/2020	40	41
Park Aerospace Holdings
5.250%, 08/15/2022 (B)	50	53
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	238
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	10	10
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	41
2.150%, 10/26/2020	30	30
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	212
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	210
Santander Holdings USA
4.500%, 07/17/2025	10	11

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander UK
2.375%, 03/16/2020	$20	$20
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	30
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	150	189
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	50	51
UBS MTN
4.500%, 06/26/2048 (B)	200	258
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	491
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	200	221
US Bank
3.150%, 04/26/2021	250	254
Voya Financial
3.125%, 07/15/2024	258	267
WEA Finance
3.750%, 09/17/2024 (B)	200	214
2.700%, 09/17/2019 (B)	430	430
Wells Fargo
4.480%, 01/16/2024	200	217
3.000%, 10/23/2026	50	52
Wells Fargo MTN
4.900%, 11/17/2045	50	62
4.750%, 12/07/2046	30	37
4.650%, 11/04/2044	100	120
4.400%, 06/14/2046	10	12
4.300%, 07/22/2027	300	332
3.450%, 02/13/2023	160	166
Westpac Banking
2.600%, 11/23/2020	40	40
2.300%, 05/26/2020	10	10

		15,518

Health Care — 1.4%
Abbott Laboratories
4.900%, 11/30/2046	40	53
4.750%, 11/30/2036	10	13
3.750%, 11/30/2026	23	25
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	70	74
3.350%, 12/01/2024	20	21
2.950%, 12/01/2022	50	51
Cardinal Health
3.079%, 06/15/2024	20	20
2.616%, 06/15/2022	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Centene
6.125%, 02/15/2024	$20	$21
5.625%, 02/15/2021	10	10
5.375%, 06/01/2026 (B)	10	11
4.750%, 05/15/2022	20	20
Cigna
4.375%, 10/15/2028	120	134
4.125%, 11/15/2025	347	378
3.750%, 07/15/2023	80	84
3.400%, 09/17/2021	30	31
CVS Health
5.050%, 03/25/2048	20	23
4.300%, 03/25/2028	310	338
4.100%, 03/25/2025	40	43
3.700%, 03/09/2023	180	188
3.350%, 03/09/2021	16	17
Express Scripts Holding
3.400%, 03/01/2027	441	459
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	54
Medtronic
3.500%, 03/15/2025	32	35

		2,133

Industrials — 3.2%
3M
2.375%, 08/26/2029	30	30
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	285
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	259	272
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (B)	106	109
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	556	586
Canadian Pacific Railway
6.125%, 09/15/2115	127	192
Cintas No. 2
3.700%, 04/01/2027	30	33
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	172	182
DAE Funding
5.750%, 11/15/2023 (B)	10	11
Eaton
4.150%, 11/02/2042	70	79
FedEx
4.050%, 02/15/2048	237	242

16	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ferguson Finance
4.500%, 10/24/2028 (B)	$394	$425
International Lease Finance
8.625%, 01/15/2022	20	23
5.875%, 08/15/2022	50	55
Norfolk Southern
4.837%, 10/01/2041	200	247
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	457	483
Republic Services
2.500%, 08/15/2024	20	20
Ryder System MTN
3.875%, 12/01/2023	432	459
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	190	202
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	651	696
United Rentals North America
6.500%, 12/15/2026	10	11
5.875%, 09/15/2026	30	32
4.875%, 01/15/2028	20	21
Waste Management
4.150%, 07/15/2049	20	24
3.500%, 05/15/2024	60	64
3.450%, 06/15/2029	10	11
3.200%, 06/15/2026	20	21

		4,835

Information Technology — 1.3%
Apple
3.200%, 05/13/2025	80	86
2.000%, 11/13/2020	30	30
1.550%, 08/04/2021	150	149
Broadcom
3.625%, 10/15/2024 (B)	224	227
3.125%, 01/15/2025	30	30
Diamond 1 Finance
4.420%, 06/15/2021 (B)	140	144
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	73
Microsoft
4.450%, 11/03/2045	40	52
4.100%, 02/06/2037	10	12
3.300%, 02/06/2027	130	142
2.875%, 02/06/2024	60	63
2.700%, 02/12/2025	20	21
2.400%, 02/06/2022	70	71
2.400%, 08/08/2026	160	165
1.550%, 08/08/2021	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NXP BV
4.625%, 06/01/2023 (B)	$215	$230
salesforce.com
3.700%, 04/11/2028	10	11
3.250%, 04/11/2023	40	42
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	211	219
Visa
4.300%, 12/14/2045	50	63
3.150%, 12/14/2025	70	75

		1,955

Materials — 0.8%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	206
ArcelorMittal
4.550%, 03/11/2026	50	52
Barrick North America Finance
5.700%, 05/30/2041	60	78
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (B)	200	234
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	217
Freeport-McMoRan
5.450%, 03/15/2043	50	46
4.550%, 11/14/2024	10	10
3.550%, 03/01/2022	30	30
Glencore Funding
4.125%, 05/30/2023 (B)	70	74
4.125%, 03/12/2024 (B)	10	10
4.000%, 03/27/2027 (B)	150	155
2.875%, 04/16/2020 (B)	10	10
Resolute Forest Products
5.875%, 05/15/2023	30	30
Reynolds Group Issuer
5.125%, 07/15/2023 (B)	20	21
Southern Copper
5.250%, 11/08/2042	80	92
Vale Overseas
6.875%, 11/21/2036	10	13
4.375%, 01/11/2022	3	3
WestRock RKT
4.000%, 03/01/2023	10	10

		1,291

Real Estate — 1.0%
Boston Properties
3.850%, 02/01/2023	200	211
Digital Realty Trust
3.700%, 08/15/2027	317	338

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCP
4.000%, 06/01/2025	$150	$161
Realty Income
4.125%, 10/15/2026	207	230
Ventas Realty
4.125%, 01/15/2026	136	147
Welltower
4.500%, 01/15/2024	144	156
4.000%, 06/01/2025	231	248

		1,491

Utilities — 2.1%
Aquarion
4.000%, 08/15/2024 (B)	103	109
Duke Energy
3.950%, 08/15/2047	10	11
Duke Energy Ohio
3.650%, 02/01/2029	50	55
Eversource Energy
3.150%, 01/15/2025	111	116
2.500%, 03/15/2021	305	306
Exelon
5.625%, 06/15/2035	60	76
5.100%, 06/15/2045	328	411
FirstEnergy
7.375%, 11/15/2031	220	315
4.850%, 07/15/2047	100	122
3.900%, 07/15/2027	50	54
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	312
2.403%, 09/01/2021	227	228
Public Service Enterprise Group
2.875%, 06/15/2024	259	267
Sempra Energy
1.625%, 10/07/2019	239	239
Southern
3.250%, 07/01/2026	415	430
Virginia Electric & Power
3.150%, 01/15/2026	124	131

		3,182

Total Corporate Obligations (Cost $46,265) ($ Thousands)		49,772

U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bills
2.101%, 09/19/2019 (C)	315	314
1.952%, 11/07/2019 (C)	990	987
U.S. Treasury Bonds
4.500%, 05/15/2038	2,293	3,302
3.750%, 11/15/2043	1,830	2,474

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 02/15/2048	$341	$418
3.000%, 08/15/2048	1,763	2,164
3.000%, 02/15/2049	10	12
2.875%, 08/15/2045	550	653
2.750%, 08/15/2047	970	1,133
2.750%, 11/15/2047	1,977	2,312
2.500%, 02/15/2045	230	255
2.500%, 05/15/2046	826	918
U.S. Treasury Inflation Protected Securities
1.750%, 01/15/2028	147	168
1.375%, 02/15/2044	396	492
1.000%, 02/15/2046	173	201
1.000%, 02/15/2049	683	794
0.750%, 02/15/2042	45	50
U.S. Treasury Notes
3.625%, 02/15/2020	750	755
3.125%, 11/15/2028	110	125
2.875%, 08/15/2028	202	225
2.750%, 02/15/2028	8	9
2.625%, 05/15/2021	84	85
2.625%, 02/15/2029	660	725
2.375%, 02/29/2024	3,026	3,153
2.375%, 05/15/2029	290	313
1.750%, 06/30/2024	549	558

Total U.S. Treasury Obligations (Cost $19,826) ($ Thousands)		22,595

ASSET-BACKED SECURITIES — 8.7%

Automotive — 1.1%
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (B)	100	105
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	824
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	605
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	169

		1,703

Other Asset-Backed Securities — 7.6%
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (B)	140	144
Ascentium Equipment Receivables Trust, Ser 2018-2A, Cl A2
3.270%, 10/12/2021 (B)	368	370

18	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Asset Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
2.285%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	$251	$243
BankAmerica Manufactured Housing
Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	508	121
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	84	85
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE6, Cl M1
3.000%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	253	251
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE7, Cl M1
3.045%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	229	229
BXP Trust, Ser 2017-CQHP, Cl A
3.045%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (B)	190	189
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (B)	74	74
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (B)	396	397
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (B)	240	242
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	249	254
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.526%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	221	220
Domino’s Pizza Master Issuer, Ser 2018-1A, Cl A2I
4.116%, 07/25/2048 (B)	148	156
GMF Floorplan Owner Revolving Trust, Ser 2018-4, Cl A1
3.500%, 09/15/2023 (B)	255	263
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.045%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (B)	137	137
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (B)	180	187
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.782%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	72	72
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/2023 (B)	354	359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2018-2A, Cl A2
3.690%, 10/15/2023 (B)	$377	$389
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (B)	347	356
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	179	190
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (B)	408	423
RAMP Trust, Ser 2006-RZ3, Cl M1
2.495%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	470	468
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	452	475
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (B)	100	104
Sofi Professional Loan Program Trust, Ser 2018-D, Cl A2FX
3.600%, 02/25/2048 (B)	180	190
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (B)	329	337
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
2.865%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	238	239
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	96	104
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	168	176
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	752	791
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	629	671
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	177	187
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	277	293
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	435	466

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	$283	$308
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	30	32
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	30	32
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (B)	120	122
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (B)	244	244
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (B)	325	325
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	285	288
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (B)	123	122
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	153	158

		11,483

Total Asset-Backed Securities (Cost $12,874) ($ Thousands)		13,186

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FHLB
2.125%, 02/11/2020	30	30
FHLB DN
2.461%, 09/27/2019 (C)	850	849
2.152%, 09/20/2019 (C)	220	220
2.145%, 09/03/2019 (C)	650	650
2.021%, 10/23/2019 (C)	940	937
2.002%, 09/09/2019 (C)	380	380
1.957%, 10/28/2019 (C)	380	379

Total U.S. Government Agency Obligations (Cost $3,444) ($ Thousands)		3,445

SOVEREIGN DEBT — 2.2%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	200	203
Argentine Republic Government International Bond
6.875%, 01/11/2048	140	53
5.625%, 01/26/2022	210	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.750%, 5.250%, 03/31/2029, 12/31/2038 (D)	$20	$7
Brazilian Government International Bond
5.625%, 01/07/2041	120	137
4.625%, 01/13/2028	290	312
Colombia Government International Bond
5.625%, 02/26/2044	200	257
Ecuador Government International Bond
7.875%, 01/23/2028 (B)	200	187
Egypt Government International Bond
5.577%, 02/21/2023 (B)	200	206
Indonesia Government International Bond
4.350%, 01/11/2048	400	455
Mexico Government International Bond
4.600%, 02/10/2048	230	251
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (B)	200	199
Peruvian Government International Bond
6.550%, 03/14/2037	10	15
5.625%, 11/18/2050	240	366
Poland Government International Bond
4.000%, 01/22/2024	110	120
Provincia de Buenos Aires
6.500%, 02/15/2023 (B)	200	62
Republic of South Africa Government International Bond
4.300%, 10/12/2028	200	199
Uruguay Government International Bond
4.375%, 01/23/2031	200	227

Total Sovereign Debt (Cost $3,342) ($ Thousands)		3,339

LOAN PARTICIPATIONS — 1.6%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan
4.362%, VAR LIBOR+0.023%, 02/16/2024	10	10
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.362%, VAR LIBOR+0.023%, 02/16/2024	13	13
Air Medical Group Holdings, 2018 Term Loan
5.432%, 04/28/2022	69	65
Albertson’s, Term Loan, 1st Lien
4.862%, 08/07/2026	46	46
Allied Universal Hold LLC, Term Loan B, 1st Lien
6.507%, 06/26/2026	18	18

20	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.530%, VAR LIBOR+0.045%, 04/06/2024	$1	$1
4.400%, VAR LIBOR+0.045%, 04/06/2024	6	6
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
5.112%, 08/04/2022	50	50
Asurion, LLC, Term Loan
5.112%, 11/03/2024	40	40
Athenahealth, Inc., Term Loan
6.701%, 02/11/2026	—	—
Athenahealth, Inc., Term Loan B, 1st Lien
6.681%, 02/11/2026	80	79
Atlantic Aviation, Term Loan B, 1st Lien
5.870%, 12/06/2025	10	10
Avalon, Term Loan B, 1st Lien
3.922%, 01/15/2025	39	39
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.451%, VAR LIBOR+0.050%, 10/01/2022	13	13
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
5.887%, 06/07/2024	10	10
Brickman Group/Brightview Landscapes, 1st Lien
4.688%, 08/15/2025	11	11
Brightview Landscapes, LLC, Initial Term Loan, 1st Lien
4.625%, 08/15/2025	9	9
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.862%, VAR LIBOR+0.043%, 12/23/2024	48	47
CBS Radio Inc. Term Loan B (2017)
4.890%, VAR LIBOR+0.038%, 11/18/2024	32	32
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.612%, VAR LIBOR+0.053%, 03/01/2024	22	22
Charter Communications Operating LLC, Term Loan B
4.330%, VAR LIBOR+0.090%, 04/30/2025	98	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.362%, VAR LIBOR+0.030%, 04/18/2024	$18	$18
Dell International L.L.C. (EMC Corporation), Refinancing Term B Loan
4.120%, 09/07/2023	39	39
Diamond Sports, Term Loan B, 1st Lien
5.420%, 07/17/2026	10	10
DigiCert Holdings, Inc., Term Loan, 1st Lien
0.000%, 08/07/2026 (E)	60	60
Digicert, Term Loan B-2
6.112%, 10/31/2024	90	90
Edelman Financial Center, Term Loan B
5.432%, 07/21/2025	30	30
First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan
5.080%, 12/02/2024	20	20
Focus Financial Partners, Term Loan, 1st Lien
4.612%, 07/03/2024	10	10
Four Seasons, 1st Lien
4.112%, 11/30/2023	20	20
Golden Nugget, Inc., Initial Term Loan B
4.932%, VAR LIBOR+0.070%, 10/04/2023	11	11
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
4.862%, VAR LIBOR+0.070%, 10/04/2023	13	13
HC Group Holdings II, Inc., 1st Lien
6.612%, 05/22/2026	40	40
Hilton Worldwide Finance LLC, Term Loan
3.895%, 06/22/2026	42	43
iHeartCommunications, Term Loan, 1st Lien
6.230%, 05/01/2026	16	16
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan
5.895%, 11/27/2023	20	20
Intrawest, Term Loan B-1
5.112%, 07/31/2024	40	40
Jaguar Holding, Inital Term Loan
4.612%, 08/18/2022	12	12
Level 3 Financing, Inc., Tranche B, Term Loan
4.423%, VAR LIBOR+0.030%, 02/22/2024	96	96
LifePoint Health, Term Loan, 1st Lien
6.645%, 11/16/2025	80	79
LPL Holdings, Term Loan B (2017)
4.395%, 09/23/2024	10	10
MA Financeco., LLC, Tranche B-3 Term Loan
4.612%, 06/21/2024	1	1

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McAfee, LLC, Term B USD Loan
5.866%, 09/30/2024	$50	$50
MGM Growth Properties Operating Partnership, Term B Loan, 1st Lien
4.112%, VAR US LIBOR+0.038%, 04/25/2023	32	32
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.667%, 01/30/2023	8	8
4.612%, 01/30/2023	21	19
Michaels Stores, Replacement Term Loan B
4.612%, 01/30/2023	1	1
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.080%, VAR LIBOR+0.088%, 06/07/2023	87	80
Nexstar Broadcasting, Term Loan, 1st Lien
0.000%, 06/19/2026 (E)	50	50
Numericable U.S. LLC, Term Loan B
5.883%, VAR LIBOR+0.038%, 01/31/2026	50	49
ON Semiconductor, 2018 New Replacement Term Loan B-3
3.862%, 03/31/2023	25	25
Panther BF Aggregator 2 L.P., Initial Term Loan, 1st Lien
5.612%, 04/30/2026	50	49
Party City Holdings Inc., 2018 Replacement Term Loan
4.620%, 08/19/2022	12	12
PCO Gaming, 1st Lien
5.112%, 05/15/2026	40	40
Phoenix Guarantor Inc., Initial Term Loan, 1st Lien
6.744%, 03/05/2026	60	60
Post Holdings, Inc., Series A Incremental Term Loan
4.150%, VAR LIBOR+0.058%, 05/24/2024	24	24
Prime Security Services Borrower, LLC, Refinancing Term Loan B-1, Ser 2016-2
4.862%, 05/02/2022	74	74
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.862%, VAR LIBOR+0.040%, 02/05/2023	72	72
RPI Finance Trust, Initial Term Loan B-6
4.112%, VAR Prime Rate by Country+0.025%, 03/27/2023	47	47
Scientific Games International, Inc., Initial Term Loan B-5
4.896%, VAR LIBOR+0.055%, 08/14/2024	59	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
4.862%, VAR LIBOR+0.055%, 08/14/2024	$14	$14
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.612%, VAR LIBOR+0.080%, 06/21/2024	9	9
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.625%, VAR LIBOR+0.065%, 02/02/2024	19	18
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.620%, VAR LIBOR+0.075%, 06/08/2023	13	13
The Servicemaster Company, 1st Lien
4.612%, 11/08/2023	4	4
TKC Holdings, Inc. Term Loan B
5.870%, 02/01/2023	20	19
Trans Union LLC, 2017 Replacement Term Loan B-3
4.112%, 04/10/2023	29	29
UFC Holdings II, Inc. 1st Lien
5.370%, 04/29/2026	50	50
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan
4.862%, 03/15/2024	52	50
VICI Properties 1 LLC, Term B Loan, 1st Lien
4.170%, 12/20/2024	8	8
Virgin Media, Term Loan, 1st Lien
4.695%, VAR LIBOR+0.085%, 01/15/2026	55	55
Western Digital
3.862%, 04/29/2023	32	32
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.695%, VAR LIBOR+0.038%, 04/15/2025	90	90

Total Loan Participations (Cost $2,459) ($ Thousands)		2,438

MUNICIPAL BONDS — 0.9%

California — 0.3%
California State, GO
7.500%, 04/01/2034	280	441

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	101

22	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois — 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$345	$479

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	347

Total Municipal Bonds (Cost $1,232) ($ Thousands)		1,368

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	5,314,163	$5,314

Total Cash Equivalent (Cost $5,314) ($ Thousands)		5,314

Total Investments in Securities — 105.4% (Cost $151,495) ($ Thousands)		$159,370

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (F) (Cost $29) ($ Thousands)	1,782,611	$63

A list of the open options held by the Fund at August 31, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)^	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
November 2019, USD Call EUR Put *	Citigroup	1,182,611	$22	$1.14	11/16/19	$45
October 2019, USD Call EUR Put *	Citigroup	600,000	7	1.13	10/19/19	18

Total Purchased Option			$29			$63

^	Represents cost.

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	25	Dec-2019	$6,063	$6,134	$70
90-Day Euro$	5	Mar-2021	1,218	1,235	17
U.S. 10-Year Treasury Note	24	Dec-2019	3,155	3,161	6
U.S. 2-Year Treasury Note	(3)	Jan-2020	(648)	(648)	—
U.S. 5-Year Treasury Note	(134)	Jan-2020	(16,037)	(16,077)	(40)
U.S. Long Treasury Bond	18	Dec-2019	2,950	2,975	25
U.S. Ultra Long Treasury Bond	16	Dec-2019	3,114	3,159	45
Ultra 10-Year U.S. Treasury Note	(9)	Dec-2019	(1,295)	(1,300)	(5)

			$(1,480)	$(1,361)	$118

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Catholic Values Fixed Income Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10/17/19	GBP	50	USD	61	$—
Citigroup	10/17/19	USD	165	ZAR	2,370	(10)
Citigroup	10/17/19	USD	173	GBP	138	(5)
Citigroup	10/17/19	USD	176	AUD	254	(5)
Citigroup	10/17/19 - 10/23/19	USD	688	EUR	608	(16)
Citigroup	10/17/19	USD	750	INR	51,986	(29)
Citigroup	10/17/19	USD	909	RUB	58,693	(33)
Citigroup	10/17/19	USD	1,100	IDR	15,760,196	4
Citigroup	10/17/19	CAD	1,254	USD	955	11
Citigroup	10/17/19	BRL	1,734	USD	460	41
Citigroup	10/17/19	USD	1,751	BRL	6,654	(146)
Citigroup	10/17/19	CNY	2,862	USD	416	16
Citigroup	10/17/19	USD	3,209	CAD	4,207	(40)
Citigroup	10/17/19	PHP	32,016	USD	620	6

						$(206)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2019, is as follows:

Credit Default Swaps

Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.24	Sell	5.00%	Quarterly	06/20/2024	$(916)	$60	$48	$12
CDX.NA.IG.32	Sell	1.00%	Quarterly	06/20/2024	(2,830)	59	40	19

						$119	$88	$31

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
2.5%	3-MONTH USD - LIBOR	Quarterly	01/31/2026	USD	1,089	$(79)	$(15)	$(64)
1.55%	USD FEDL01	Annually	04/30/2026	USD	2,630	(86)	3	(89)
2.875%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	945	(268)	11	(279)
2.75%	3-MONTH USD - LIBOR	Quarterly	08/15/2044	USD	918	(238)	(2)	(236)
1.85%	SD LIBOR BBA	Quarterly	11/15/2044	USD	324	(22)	1	(23)
1.81%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	164	(9)	—	(9)
1.65%	3-MONTH USD - LIBOR	Quarterly	08/23/2049	USD	580	(16)	(2)	(14)

						$(718)	$(4)	$(714)

Percentages are based on Net Assets of $151,141 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security (see Note 5).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $25,217 ($ Thousands), representing 16.7% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.
(E)	Unsettled bank loan. Interest rate may not be available.
(F)	Refer to table below for details on Options Contracts.

24	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan Onshore

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PHP — Philippine Peso

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$57,913	$—	$57,913
Corporate Obligations	—	49,772	—	49,772
U.S. Treasury Obligations	—	22,595	—	22,595
Asset-Backed Securities	—	13,186	—	13,186
U.S. Government Agency Obligations	—	3,445	—	3,445
Sovereign Debt	—	3,339	—	3,339
Loan Participations	—	2,438	—	2,438
Municipal Bonds	—	1,368	—	1,368
Cash Equivalent	5,314	—	—	5,314

Total Investments in Securities	$5,314	$154,056	$—	$159,370

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$63	$—	$—	$63
Futures Contracts *
Unrealized Appreciation	163	—	—	163
Unrealized Depreciation	(45)	—	—	(45)
Forwards Contracts *
Unrealized Appreciation	—	78	—	78
Unrealized Depreciation	—	(284)	—	(284)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	31	—	31
Interest Rate Swaps *
Unrealized Depreciation	—	(714)	—	(714)

Total Other Financial Instruments	$181	$(889)	$—	$(708)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities. For the period ended August 31, 2019, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 2/28/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,772	$32,830	$(34,288)	$—	$—	$5,314	5,314,163	$53	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	25

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

August 31, 2019

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund

Assets:
Investments, at Value †	$261,703		$154,056
Affiliated Investments, at Value ††	9,010		5,314
Cash	236		—
Cash Collateral on Futures	395		90
Cash Collateral on Swap Contracts	—		509
Foreign Currency, at Value †††	1,043		67
Receivable for Fund Shares Sold	42		58
Receivable for Investment Securities Sold	2,859		2,461
Dividends and Interest Receivable	461		830
Unrealized Appreciation on Forward Foreign Currency Contracts	—		78
Options Purchased, at Value ††††	—		63
Foreign Tax Reclaim Receivable	3		—
Prepaid Expenses	34		20
Total Assets	275,786		163,546
Liabilities:
Payable for Investment Securities Purchased	2,834		11,438
Payable for Fund Shares Redeemed	785		342
Income Distribution Payable	—		1
Payable to Custodian	—		187
Payable for Variation Margin on Futures Contracts	8		14
Payable for Variation Margin on Swap Contracts	—		29
Administration Fees Payable	61		20
Shareholder Servicing Fees Payable, Class F	19		9
Unrealized Depreciation on Forward Foreign Currency Contracts	—		284
Trustees Fees Payable	1		1
Chief Compliance Officer Fees Payable	1		1
Investment Advisory Fees Payable	96		38
Accrued Expense Payable	47		41
Total Liabilities	3,852		12,405
Net Assets	$271,934		$151,141
† Cost of Investments	$225,161		$146,181
†† Cost of Affiliated Investments	9,010		5,314
††† Cost of Foreign Currency	1,046		66
†††† Cost of Purchased Options	—		29
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$227,697		$144,492
Total Distributable Earnings	44,237		6,649
Net Assets	$271,934		$151,141
Net Asset Value, Offering and Redemption Price Per Share — Class F	$12.17		$10.46
	($234,494,858 ÷		($112,663,414 ÷
	19,268,092 shares	)	10,773,523 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.14		$10.47
	($37,439,116 ÷		($38,477,497 ÷
	3,082,832 shares	)	3,676,766 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six-month period ended August 31, 2019

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund

Investment Income:
Dividends	$3,184	$—
Income from Affiliated Registered Investment Company(1)	86	53
Interest Income	28	2,458
Less: Foreign Taxes Withheld	(185)	—
Total Investment Income	3,113	2,511
Expenses:
Investment Advisory Fees	820	261
Administration Fees	410	149
Shareholder Servicing Fees, Class F Shares	294	140
Professional Fees	32	18
Registration Fees	26	16
Printing Fees	15	9
Custodian/Wire Agent Fees	11	20
Pricing Fees	10	44
Trustees’ Fees	3	1
Other Expenses	17	10
Total Expenses	1,638	668
Less:
Waiver of Investment Advisory Fees	(250)	(37)
Waiver of Shareholder Servicing Fees, Class F Shares	(176)	(84)
Waiver of Administration Fees	(54)	(35)
Net Expenses	1,158	512
Net Investment Income	1,955	1,999
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	4,643	840
Futures Contracts	753	467
Forward Foreign Currency Contracts	2	88
Foreign Currency Transactions	(9)	(2)
Purchased and Written Options	—	95
Swap Contracts	—	(96)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,352)	8,760
Futures Contracts	(633)	89
Forward Foreign Currency Contracts	—	(220)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(3)	(1)
Purchased and Written Options	—	34
Swap Contracts	—	(778)
Net Increase in Net Assets Resulting from Operations	$5,356	$11,275

(1)	See Note 5 in the Notes to the Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	27

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended August 31, 2019 (Unaudited) and the year ended February 28, 2019

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	8/31/2019	2/28/2019	8/31/2019	2/28/2019

Operations:
Net Investment Income	$1,955	$3,257	$1,999	$4,077
Net Realized Gain (Loss) on Investments, Futures Contracts, Options and Swap Contracts	5,396	6,056	1,306	(262)
Net Realized Gain (Loss) on Foreign Currency Transactions and Forward Foreign Currency Contracts	(7)	(5)	86	1
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options and Swap Contracts	(1,985)	(6,360)	8,105	929
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(3)	1	(221)	—
Net Increase in Net Assets Resulting from Operations	5,356	2,949	11,275	4,745
Distributions:
Class F	—	(10,898)	(1,606)	(3,328)
Class Y	—	(1,790)	(555)	(1,039)
Total Distributions	—	(12,688)	(2,161)	(4,367)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	8,578	23,862	6,116	14,015
Reinvestment of Dividends & Distributions	—	10,878	1,598	3,317
Cost of Shares Redeemed	(8,316)	(22,076)	(9,586)	(25,977)
Net Increase (Decrease) in Net Assets from Class F Transactions	262	12,664	(1,872)	(8,645)
Class Y:
Proceeds from Shares Issued	3,105	10,927	1,244	10,078
Reinvestment of Dividends & Distributions	—	1,790	555	1,037
Cost of Shares Redeemed	(1,545)	(10,573)	(1,301)	(10,762)
Net Increase in Net Assets from Class Y Transactions	1,560	2,144	498	353
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,822	14,808	(1,374)	(8,292)
Net Increase (Decrease) in Net Assets	7,178	5,069	7,740	(7,914)
Net Assets:
Beginning of Period	264,756	259,687	143,401	151,315
End of Period	$271,934	$264,756	$151,141	$143,401
Capital Share Transactions:
Class F:
Shares Issued	707	2,057	605	1,445
Shares Issued in Lieu of Dividends & Distributions	—	994	157	341
Shares Redeemed	(685)	(1,779)	(945)	(2,687)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	22	1,272	(183)	(901)
Capital Share Transactions:
Class Y:
Shares Issued	252	879	124	1,036
Shares Issued in Lieu of Dividends & Distributions	—	164	55	106
Shares Redeemed	(129)	(845)	(129)	(1,104)
Net Increase in Shares Outstanding from Share Transactions	123	198	50	38

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

FINANCIAL HIGHLIGHTS

For the six-month period ended August 31, 2019 (Unaudited) and the year or period ended February 28,

For a share outstanding throughout the year or period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2019@	$11.93	$0.09	$0.15	$0.24	$—	$—	$—	$12.17	2.01%	$234,495	0.86%	1.23%	1.42%	18%
2019	12.53	0.15	(0.13)	0.02	(0.15)	(0.47)	(0.62)	11.93	0.62	229,548	0.82	1.24	1.26	49
2018	10.61	0.11	1.90	2.01	(0.09)	—	(0.09)	12.53	18.93	225,146	0.86	1.24	0.94	56
2017	8.57	0.09	2.05	2.14	(0.10)	—	(0.10)	10.61	25.03	185,908	0.86	1.25	0.88	63
2016(2)	10.00	0.08	(1.44)	(1.36)	(0.07)	—	(0.07)	8.57	(13.66)	142,564	0.86	1.32	0.96	84
Class Y
2019@	$11.90	$0.09	$0.15	$0.24	$—	$—	$—	$12.14	2.02%	$37,439	0.76%	0.98%	1.53%	18%
2019	12.51	0.16	(0.13)	0.03	(0.17)	(0.47)	(0.64)	11.90	0.71	35,207	0.76	0.99	1.31	49
2018	10.60	0.12	1.90	2.02	(0.11)	—	(0.11)	12.51	19.05	34,541	0.76	0.99	1.06	56
2017	8.56	0.10	2.06	2.16	(0.12)	—	(0.12)	10.60	25.28	11,516	0.76	1.00	0.98	63
2016(3)	10.04	0.07	(1.47)	(1.40)	(0.08)	—	(0.08)	8.56	(14.05)	9,308	0.76	1.07	1.01	84
Catholic Values Fixed Income Fund
Class F
2019@	$9.83	$0.13	$0.65	$0.78	$(0.15)	$—	$(0.15)	$10.46	7.95%	$112,663	0.71%	0.96%	2.66%	67%
2019	9.79	0.25	0.07	0.32	(0.28)	—	(0.28)	9.83	3.29	107,715	0.67	0.96	2.66	159
2018	9.93	0.20	(0.11)	0.09	(0.23)	—	(0.23)	9.79	0.87	116,124	0.71	0.96	2.06	194
2017	9.89	0.19	0.11	0.30	(0.23)	(0.03)	(0.26)	9.93	3.11	111,465	0.71	1.04	1.87	124
2016(2)	10.00	0.14	(0.09)	0.05	(0.16)	—	(0.16)	9.89	0.54	86,406	0.71	1.09	1.77	216
Class Y
2019@	$9.84	$0.14	$0.64	$0.78	$(0.15)	$—	$(0.15)	$10.47	8.00%	$38,478	0.61%	0.71%	2.75%	67%
2019	9.81	0.26	0.06	0.32	(0.29)	—	(0.29)	9.84	3.29	35,686	0.61	0.71	2.72	159
2018	9.94	0.23	(0.12)	0.11	(0.24)	—	(0.24)	9.81	1.07	35,191	0.61	0.74	2.35	194
2017	9.89	0.20	0.15	0.35	(0.24)	(0.03)	(0.27)	9.94	3.32	1,170	0.61	0.79	1.97	124
2016(3)	9.95	0.14	(0.04)	0.10	(0.16)	—	(0.16)	9.89	1.00	1,185	0.61	0.84	1.97	216

@	For the six-month period ended August 31, 2019. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.
(3)	Commenced operations on May 31, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2019

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund”, collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing

30	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“Centrally Cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, notifies the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2019

change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2019, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

32	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statement of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2019, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2019

indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the period ended August 31, 2019.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2019, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s

34	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statement of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2019, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2019

business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2019, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with

36	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

a specified valuation method, are used to calculate the settlement value.

As of August 31, 2019, the Fixed Income Fund is the seller (“Providing Protection”) on a total notional amount of

$3.7 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

FIXED INCOME FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$119,004	$119,004
Maximum potential amount of future payments	—	—	—	3,745,750	3,745,750
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

FIXED INCOME FUND
MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$2,830,000	$—	$—	$2,830,000
> than 100	—	—	915,750	—	—	915,750
Total	$—	$—	$3,745,750	$—	$—	$3,745,750

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments and the Statement of Operations.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2019

The fair value of derivative instruments as of August 31, 2019 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Derivatives Not Accounted for as Hedging Instruments:

Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$163	*	Net Assets — Unrealized depreciation on futures contracts	$45	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	714	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	78		Unrealized loss on forward foreign currency contracts	284
	Over the counter options purchased, at value	63		Over the counter options written, at value	—
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	31	†	Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives Not Accounted for as Hedging Instruments		$335			$1,043

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2019.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$753	$—	$—	$753
Foreign Exchange Contracts	—	—	2	—	2
Total	$—	$753	$2	$—	$755
Fixed Income Fund
Interest Rates	$100	$467	$—	$(206)	$361
Foreign exchange contracts	(5)	—	88	—	83
Credit contracts	—	—	—	110	110
Total	$95	$467	$88	$(96)	$554

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$(633)	$—	$—	$(633)
Total	$—	$(633)	$—	$—	$(633)
Fixed Income Fund
Interest Rates	$(3)	$89	$—	$(749)	$(663)
Foreign exchange contracts	37	—	(220)	—	(220)
Credit contracts	—	—	—	(29)	(29)
Total	$34	$89	$(220)	$(778)	$(912)

38	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

The following table discloses the volume of the Fund’s futures contracts, forward foreign currency contracts and swap activity during the period ended August 31, 2019 ($ Thousands):

Fixed Income Fund

Futures Contracts:

Interest Contracts

Average Notional Balance Long	$22,359

Average Notional Balance Short	21,145

Ending Notional Balance Long	16,501

Ending Notional Balance Short	17,980

Forward Foreign Currency Contracts:

Average Notional Balance Long	10,306

Average Notional Balance Short	10,441

Ending Notional Balance Long	11,154

Ending Notional Balance Short	11,359

Swaps:

Credit Contracts

Average Notional Balance Short	5,490

Ending Notional Balance Short	3,746

Interest Contracts

Average Notional Balance Long	8,654

Average Notional Balance Short	8,654

Ending Notional Balance Long	6,650

Ending Notional Balance Short	6,650

Options:

Currency

Average Notional Balance Long†	28

Ending Notional Balance Long†	29

†	Represents cost.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2019

The following is a summary of annual fees payable to the Administrator:

	First $	1.5 Billion	Next $	500 Million	Next $	500 Million	Next $	500 Million	Over $	3 Billion
Equity Fund		0.300%		0.260%		0.210%		0.1700%		0.120%
Fixed Income Fund		0.200%		0.1775%		0.1550%		0.1325%		0.110%

Investment Sub-Advisory Agreements — As of August 31, 2019, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Equity Fund

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Copeland Capital Management, LLC

EARNEST Partners, LLC

Fred Alger Management, Inc

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Fixed Income Fund

Income Research & Management

Western Asset Management Company

Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

The Administrator and Distributor have voluntarily agreed to waive a portion of their fee for each fund. The following table lists the waivers for the period ended August 31, 2019 ($ Thousands):

	Administration Fee Waiver	Shareholder Servicing Fee Waiver (Class F)
Equity Fund	$54	$176
Fixed Income Fund	35	84

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to the Fund’s Schedule of Investments for details regarding transactions with affiliates for the period ended August 31, 2019, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The

Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of August 31, 2019 and for the period then ended, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended August 31, 2019, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Equity Fund
Purchases	$—	$ 49,353	$ 49,353
Sales	—	46,621	46,621

Fixed Income Fund
Purchases	87,503	8,790	96,293
Sales	89,589	12,620	102,209

40	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital and Distributable Earnings, as appropriate, in the periods that the differences arise.

The tax character of dividends and distributions during the last two fiscal years was as follows:

			Ordinary Income ($ Thousands)		Long-term Capital Gain ($ Thousands)		Total ($ Thousands)
Equity Fund
	2019	$	4,437	$	8,251	$	12,688
	2018		1,776		—		1,776
Fixed Income Fund
	2019		4,367		—		4,367
	2018		2,847		—		2,847

As of February 28, 2019, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

		Undistributed Ordinary Income ($ Thousands	)		Undistributed Long-Term Capital Gain ($ Thousands)		Capital Loss Carryforwards ($ Thousands)		Post- October Losses ($ Thousands)		Late Year Ordinary Losses ($ Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)		Other Temporary Differences ($ Thousands)		Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Equity Fund	$	405		$	3,039	$	—	$	(1,287)	$	—	$	36,752	$	(28)	$	38,881
Fixed Income Fund		389			—		(1,406)		—		—		(889)		(559)		(2,465)

Post October losses represent losses realized on investment transactions from November 1, 2018 through February 28, 2019 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2019 through February 28, 2019 and specified losses realized on investment transactions from November 1, 2018 through February 28, 2019, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

		Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Fixed Income Fund	$	76	1,330	1,406

* This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at February 28, 2019, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales, PFIC MTM, and MLP basis adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2019

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2019, were as follows:

		Federal Tax Cost ($ Thousands)		Aggregate Gross Unrealized Appreciation ($ Thousands)		Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Equity Fund	$	234,171	$	53,602	$	(17,060)	$36,542
Fixed Income Fund		151,495		8,476		(601)	7,875

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The market values of the Fixed Income Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan.

The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds”, but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in

42	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Equity Fund’s use of swaps and the Fixed Income Fund’s use of futures contracts, forwards contracts, and options is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

August 31, 2019

other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Manager Risk — The success of the Fund’s investment strategy depends both on SIMC’s selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers’ success or failure in implementing the Fund’s investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of the Fixed income Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the

Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more

44	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2019, SPTC held of record the following:

Equity Fund
Class F	99.23%
Class Y	71.12%
Fixed Income Fund
Class F	99.44%
Class Y	65.34%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of August 31, 2019.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	45

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2019

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2019 through August 31, 2019).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,020.10	0.86%	$4.38
Class Y	1,000.00	1,020.20	0.76	3.87
Hypothetical 5% Return
Class F	$1,000.00	$1,020.87	0.86%	$4.38
Class Y	1,000.00	1,021.37	0.76	3.87

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,079.50	0.71%	$3.72
Class Y	1,000.00	1,080.00	0.61	3.20
Hypothetical 5% Return
Class F	$1,000.00	$1,021.63	0.71%	$3.62
Class Y	1,000.00	1,022.13	0.61	3.11

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

46	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-5, 2018 meeting of the Board, the Trustees approved a brief extension of the Advisory Agreement already in effect to accommodate a revised meeting schedule. Accordingly, at the April 2-3. 2019 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, one pre-existing Sub-Advisory Agreement was renewed at a meeting of the Board held on June 25-26, 2019. In each case, the Board’s renewal was based on its consideration and evaluation of the

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	47

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and

48	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019

profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2019	49

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SEI CATHOLIC VALUES TRUST / SEMI-ANNUAL REPORT / AUGUST 31, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

Aaron Buser

Vice President and Assistant Secretary

David F. McCann

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-199 (8/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Catholic Values Equity Fund and the Catholic Values Fixed Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustee (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities

Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for closed-end Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 7, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: November 7, 2019